As filed with the Securities and Exchange Commission on September 5, 2024

Securities Act File No. 333-228832

Investment Company Act File No. 811-23402

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 85	☒
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 87	☒

(Check appropriate box or boxes)

BLACKROCK ETF TRUST

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway, Wilmington, Delaware 19809

United States of America

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 441-7762

John M. Perlowski

BLACKROCK ETF TRUST

50 Hudson Yards

New York, New York 10001

United States of America

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund:

Jesse C. Kean, Esq.	Janey Ahn, Esq.
Sidley Austin LLP	BlackRock Fund Advisors
787 Seventh Avenue	50 Hudson Yards
New York, New York 10019	New York, New York 10001

It is proposed that this filing will become effective (check appropriate box)

 ☐    Immediately upon filing pursuant to paragraph (b)

 ☒    On September 24, 2024 pursuant to paragraph (b)

 ☐    60 days after filing pursuant to paragraph (a)(1)

 ☐    On (date) pursuant to paragraph (a)(1)

 ☐    75 days after filing pursuant to paragraph (a)(2)

 ☐    On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

 ☒    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Funds, each a series of BlackRock ETF Trust:

iShares A.I. Innovation and Tech Active ETF (formerly, BlackRock Future A.I. and Tech ETF)

iShares Technology Opportunities Active ETF (formerly, BlackRock Technology Opportunities ETF)

Explanatory Note

This Post-Effective Amendment No. 85 under the Securities Act of 1933, as amended (the “Securities Act”) to the registration statement on Form N-1A (the “Registration Statement”) of BlackRock ETF Trust (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until September 24, 2024, the effectiveness of the registration statement of iShares A.I. Innovation and Tech Active ETF (formerly, BlackRock Future A.I. and Tech ETF) and iShares Technology Opportunities Active ETF (formerly, BlackRock Technology Opportunities ETF), filed in Post-Effective Amendment No. 75 on May  21, 2024, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 85 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 75 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on September 5, 2024.

BLACKROCK ETF TRUST (REGISTRANT)
ON BEHALF OF
ISHARES A.I. INNOVATION AND TECH ACTIVE ETF AND
ISHARES TECHNOLOGY OPPORTUNITIES ACTIVE ETF

By:	/S/ JOHN M. PERLOWSKI
(John M. Perlowski,
President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI (John M. Perlowski)	Trustee, President and Chief Executive Officer (Principal Executive Officer)	September 5, 2024

/S/ TRENT WALKER (Trent Walker)	Chief Financial Officer (Principal Financial and Accounting Officer)	September 5, 2024

SUSAN J. CARTER* (Susan J. Carter)	Trustee

COLLETTE CHILTON* (Collette Chilton)	Trustee

NEIL A. COTTY* (Neil A. Cotty)	Trustee

LENA G. GOLDBERG* (Lena G. Goldberg)	Trustee

HENRY R. KEIZER* (Henry R. Keizer)	Trustee

CYNTHIA A. MONTGOMERY* (Cynthia A. Montgomery)	Trustee

DONALD C. OPATRNY* (Donald C. Opatrny)	Trustee

MARK STALNECKER* (Mark Stalnecker)	Trustee

KENNETH L. URISH* (Kenneth L. Urish)	Trustee

Signature	Title	Date

CLAIRE A. WALTON* (Claire A. Walton)	Trustee

LORI RICHARDS* (Lori Richards)	Trustee

ROBERT FAIRBAIRN* (Robert Fairbairn)	Trustee

*By: /S/ JANEY AHN (Janey Ahn, Attorney-In-Fact)		September 5, 2024